INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Schedule of Principal in Non-Consolidated Companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 517,265	$ 821,571	$ 751,475
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS | Brazil
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	0.00%	34.39%
Investments in non-consolidated companies	$ 0	$ 725,705
Techgen S.A. de C.V. | Mexico
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	48.00%	48.00%
Investments in non-consolidated companies	$ 116,849	$ 90,559
Unigal Usiminas Ltda. | Brazil
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	70.00%	0.00%
Investments in non-consolidated companies	$ 124,064	$ 0
MRS Logística S.A | Brazil
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	11.41%	0.00%
Investments in non-consolidated companies	$ 235,268	$ 0
Other non-consolidated companies
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 41,084	$ 5,307